UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $24,024 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     3432107600000 SH       SOLE                107600000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     4956   600000 SH       SOLE                   600000        0        0
GENERAL MTRS CO                COM              37045V100       53847700000 SH  CALL SOLE                847700000        0        0
GOLDCORP INC NEW               COM              380956409     2164 47200000 SH       SOLE                 47200000        0        0
HANWHA SOLARONE CO LTD         SPONSORED ADR    41135V103      217   198750 SH       SOLE                   198750        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      672   400000 SH       SOLE                   400000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     4180  5500000 PRN      SOLE                  5500000        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104      430   500000 SH       SOLE                   500000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     7920 16500000 PRN      SOLE                 16500000        0        0